UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_12/31/99________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________ _6/26/00__
   [Signature]               [City, State]          [Date]






Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None



Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _______3______

Form 13F Information Table Entry Total: _____143______

Form 13F Information Table Value Total: $_170,014    _
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1			028-05789  	Daniel F. Flowers
 2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

,,,Market Value,Shares/,,Put/,Investment,Other, Voting Authority,,
Name Of Issuer,Title of Class,Cusip,(x$1000),PRN
AMT,SH/PRN,Call,Discretion,Managers,Sole,Shared,None
ABBOTT LABORATORIES COM,Com,2824100,399,11000,SH,,Sole,,11000,0,0
AEGON N.V.,Com,7924103,363,3802,SH,,Sole,,3802,0,0
ALBERTSONS INC COM,Com,13104104,45,1400,SH,,Sole,,1400,0,0
ALBERTSONS INC COM,Com,13104104,290,9000,SH,,Other,123,0,9000,0
ALLSTATE CORP COM,Com,20002101,24,1000,SH,,Sole,,1000,0,0
ALLSTATE CORP COM,Com,20002101,444,18456,SH,,Other,123,0,18456,0
AMERICAN INTERNATIONAL GR,Com,26874107,80,738,SH,,Sole,,738,0,0
AMERICAN INTERNATIONAL
GR,Com,26874107,1232,11391,SH,,Other,123,0,11391,0
AVERY DENNISON CORP COM,Com,53611109,364,5000,SH,,Sole,,5000,0,0
ADR BP AMOCO PLC,Com,55622104,331,5587,SH,,Sole,,5587,0,0
ADR BP AMOCO PLC,Com,55622104,781,13173,SH,,Other,123,0,13173,0
BMC SOFTWARE INC COM,Com,55921100,124,1550,SH,,Sole,,1550,0,0
BMC SOFTWARE INC COM,Com,55921100,2878,36000,SH,,Other,123,0,36000,0
BANC ONE CORP NEW,Com,06423A103,257,8021,SH,,Sole,,8021,0,0
BANC ONE CORP NEW,Com,06423A103,1749,54649,SH,,Other,123,0,54649,0
BENCHMARK ELECTRONICS INC,Com,08160H101,50,2200,SH,,Sole,,2200,0,0
BENCHMARK ELECTRONICS
INC,Com,08160H101,3431,149600,SH,,Other,123,0,149600,0
BRISTOL MYERS SQUIBB CO C,Com,110122108,776,12090,SH,,Sole,,12090,0,0
BRISTOL MYERS SQUIBB CO
C,Com,110122108,1435,22360,SH,,Other,123,0,22360,0
BRUSH WELLMAN INC COM,Com,117421107,303,18000,SH,,Other,123,0,18000,0
CISCO SYSTEMS INC COM,Com,17275R102,225,2100,SH,,Sole,,2100,0,0
CISCO SYSTEMS INC COM,Com,17275R102,7927,74000,SH,,Other,123,0,74000,0
COASTAL BANCORP INC
COM,Com,19041P105,4717,269520,SH,,Other,123,0,269520,0
COCA COLA CO COM,Com,191216100,1456,25000,SH,,Other,123,0,25000,0
COLUMBIA/HCA HEALTHCARE C,Com,197677107,12,400,SH,,Sole,,400,0,0
COLUMBIA/HCA HEALTHCARE
C,Com,197677107,1063,36259,SH,,Other,123,0,36259,0
COMPAQ COMPUTER CORP COM,Com,204493100,27,1000,SH,,Sole,,1000,0,0
COMPAQ COMPUTER CORP COM,Com,204493100,909,33600,SH,,Other,123,0,33600,0
CONAGRA INC COM,Com,205887102,272,12000,SH,,Sole,,12000,0,0
CONAGRA INC COM,Com,205887102,545,24000,SH,,Other,123,0,24000,0
CONCORD COMMUNICATIONS IN,Com,206186108,359,8100,SH,,Sole,,8100,0,0
CONOCO INC CLASS B,Com,208251405,142,5728,SH,,Sole,,5728,0,0
CONOCO INC CLASS B,Com,208251405,7660,307930,SH,,Other,123,0,307930,0
COOPER CAMERON CORP,Com,216640102,367,7500,SH,,Other,123,0,7500,0
DIAMOND OFFSHORE DRILLING,Com,25271C102,241,7900,SH,,Sole,,7900,0,0
DIAMOND OFFSHORE DRILLING,Com,25271C102,183,6000,SH,,Other,123,0,6000,0
DISNEY COMMON STOCK,Com,254687106,53,1800,SH,,Sole,,1800,0,0
DISNEY COMMON STOCK,Com,254687106,737,25200,SH,,Other,123,0,25200,0
DRIL-QUIP INC COM,Com,262037104,67,2200,SH,,Sole,,2200,0,0
DRIL-QUIP INC COM,Com,262037104,936,30800,SH,,Other,123,0,30800,0
DU PONT E I DE NEMOURS &,Com,263534109,173,2626,SH,,Sole,,2626,0,0
DU PONT E I DE NEMOURS
&,Com,263534109,8082,122692,SH,,Other,123,0,122692,0
ELECTRONIC DATA SYSTEMS C,Com,285661104,402,6000,SH,,Sole,,6000,0,0
ELECTRONIC DATA SYSTEMS
C,Com,285661104,2611,39000,SH,,Other,123,0,39000,0
ENTRUST TECHNOLOGIES INC,Com,293848107,659,11000,SH,,Sole,,11000,0,0
EXXON MOBIL CORP,Com,30231G102,51,631,SH,,Sole,,631,0,0
EXXON MOBIL CORP,Com,30231G102,3222,40000,SH,,Other,123,0,40000,0
FIFTH THIRD BANCORP COM,Com,316773100,710,9673,SH,,Sole,,9673,0,0
FIFTH THIRD BANCORP COM,Com,316773100,2293,31250,SH,,Other,123,0,31250,0
GENERAL ELECTRIC CO ,Com,369604103,99,640,SH,,Sole,,640,0,0
GENERAL ELECTRIC CO,Com,369604103,4643,30000,SH,,Other,123,0,30000,0
GILLETTE CO COM,Com,375766102,233,5656,SH,,Sole,,5656,0,0
GILLETTE CO COM,Com,375766102,358,8680,SH,,Other,123,0,8680,0
HCC INSURANCE HOLDINGS IN,Com,404132102,11,850,SH,,Sole,,850,0,0
HCC INSURANCE HOLDINGS
IN,Com,404132102,277,21000,SH,,Other,123,0,21000,0
HALLIBURTON CO. COMMON
ST,Com,406216101,676,16800,SH,,Other,123,0,16800,0
HEINZ H J CO COM,Com,423074103,16,400,SH,,Sole,,400,0,0
HEINZ H J CO COM,Com,423074103,269,6750,SH,,Other,123,0,6750,0
HERSHEY FOODS CORP COM,Com,427866108,19,400,SH,,Sole,,400,0,0
HERSHEY FOODS CORP COM,Com,427866108,797,16800,SH,,Other,123,0,16800,0
HEWLETT-PACKARD CO COM,Com,428236103,756,6650,SH,,Sole,,6650,0,0
HEWLETT-PACKARD CO COM,Com,428236103,3822,33600,SH,,Other,123,0,33600,0
HOME DEPOT INC COM,Com,437076102,77,1125,SH,,Sole,,1125,0,0
HOME DEPOT INC COM,Com,437076102,3692,53700,SH,,Other,123,0,53700,0
INTEL CORP CAP,Com,458140100,790,9600,SH,,Sole,,9600,0,0
INTEL CORP CAP,Com,458140100,5416,65800,SH,,Other,123,0,65800,0
INTERNATIONAL BUSINESS
MA,Com,459200101,2416,22400,SH,,Other,123,0,22400,0
JOHNSON & JOHNSON COM,Com,478160104,173,1850,SH,,Sole,,1850,0,0
JOHNSON & JOHNSON COM,Com,478160104,3655,39200,SH,,Other,123,0,39200,0
KENT ELECTRONICS CORP COM,Com,490553104,14,600,SH,,Sole,,600,0,0
KENT ELECTRONICS CORP
COM,Com,490553104,867,38120,SH,,Other,123,0,38120,0
KIMBERLY-CLARK CORP COM,Com,494368103,380,5800,SH,,Sole,,5800,0,0
MCI WORLDCOM INC COM,Com,55268B106,955,18000,SH,,Other,123,0,18000,0
MASCO CORP COM,Com,574599106,254,10000,SH,,Sole,,10000,0,0
MATTEL INC COM,Com,577081102,8,600,SH,,Sole,,600,0,0
MATTEL INC COM,Com,577081102,138,10496,SH,,Other,123,0,10496,0
MC DONALDS CORP COM,Com,580135101,145,3600,SH,,Sole,,3600,0,0
MC DONALDS CORP COM,Com,580135101,1935,48000,SH,,Other,123,0,48000,0
MEDTRONIC INC COM,Com,585055106,22,600,SH,,Sole,,600,0,0
MEDTRONIC INC COM,Com,585055106,2449,67200,SH,,Other,123,0,67200,0
MERCK & CO INC COM,Com,589331107,705,10500,SH,,Sole,,10500,0,0
MERCK & CO INC COM,Com,589331107,2405,35800,SH,,Other,123,0,35800,0
MLP MESABI TR CTF BEN
INT,Com,590672101,1029,336000,SH,,Other,123,0,336000,0
MICROSOFT CORP COM,Com,594918104,1934,16569,SH,,Sole,,16569,0,0
MICROSOFT CORP COM,Com,594918104,8929,76480,SH,,Other,123,0,76480,0
MINNESOTA MINING & MFG CO,Com,604059105,411,4200,SH,,Sole,,4200,0,0
MORGAN STANLEY DEAN WITTE,Com,617446448,799,5600,SH,,Other,123,0,5600,0
NABORS IND INC COM,Com,629568106,309,10000,SH,,Sole,,10000,0,0
NABORS IND INC COM,Com,629568106,557,18000,SH,,Other,123,0,18000,0
NEWELL RUBBERMAID INC,Com,651229106,209,7200,SH,,Sole,,7200,0,0
"NIKE, INC. - CLASS B",Com,654106103,278,5600,SH,,Sole,,5600,0,0
"NIKE, INC. - CLASS B",Com,654106103,833,16800,SH,,Other,123,0,16800,0
NORFOLK SOUTHERN CORP
COM,Com,655844108,308,15000,SH,,Other,123,0,15000,0
O I CORP COM,Com,670841105,201,51000,SH,,Other,123,0,51000,0
ORACLE CORP COM,Com,68389X105,1322,11800,SH,,Other,123,0,11800,0
PARADYNE CORP,Com,69911G107,234,8600,SH,,Sole,,8600,0,0
PARAMETRIC TECHNOLOGY COR,Com,699173100,22,800,SH,,Sole,,800,0,0
PARAMETRIC TECHNOLOGY
COR,Com,699173100,1624,60000,SH,,Other,123,0,60000,0
PFIZER INC COM,Com,717081103,1816,56000,SH,,Other,123,0,56000,0
PHELPS DODGE CORP CAP,Com,717265102,94,1400,SH,,Sole,,1400,0,0
PHELPS DODGE CORP CAP,Com,717265102,1078,16000,SH,,Other,123,0,16000,0
PHOTRONICS INC COM,Com,719405102,283,9900,SH,,Sole,,9900,0,0
PLAYTEX PRODUCTS INC,Com,72813P100,26,1700,SH,,Sole,,1700,0,0
PLAYTEX PRODUCTS INC,Com,72813P100,231,15000,SH,,Other,123,0,15000,0
PRECISION CASTPARTS CORP,Com,740189105,13,500,SH,,Sole,,500,0,0
PRECISION CASTPARTS CORP,Com,740189105,236,9000,SH,,Other,123,0,9000,0
PRECISION DRILLING CORP C,Com,74022D100,780,30350,SH,,Sole,,30350,0,0
PRECISION DRILLING CORP
C,Com,74022D100,2350,91500,SH,,Other,123,0,91500,0
PROVIDIAN FINANCIAL CORP,Com,74406A102,587,6450,SH,,Sole,,6450,0,0
ST JOE CORP COM,Com,790148100,919,37800,SH,,Other,123,0,37800,0
ADR SAP,Com,803054204,29,550,SH,,Sole,,550,0,0
ADR SAP,Com,803054204,1406,27000,SH,,Other,123,0,27000,0
SCHLUMBERGER LTD COM,Com,806857108,36,600,SH,,Sole,,600,0,0
SCHLUMBERGER LTD COM,Com,806857108,4512,74400,SH,,Other,123,0,74400,0
SEAGATE TECHNOLOGY COM,Com,811804103,2873,61700,SH,,Other,123,0,61700,0
SEARS ROEBUCK & CO COM,Com,812387108,17,550,SH,,Other,123,0,550,0
SEARS ROEBUCK & CO COM,Com,812387108,298,9800,SH,,Other,123,0,9800,0
SHERWIN-WILLIAMS CO COM,Com,824348106,45,2150,SH,,Sole,,2150,0,0
SHERWIN-WILLIAMS CO COM,Com,824348106,294,14000,SH,,Other,123,0,14000,0
SIGMA-ALDRICH COM,Com,826552101,253,8400,SH,,Sole,,8400,0,0
SKY FINANCIAL GROUP INC,Com,83080P103,31,1530,SH,,Sole,,1530,0,0
SKY FINANCIAL GROUP
INC,Com,83080P103,19309,959437,SH,,Other,123,0,959437,0
SMITH INTERNATIONAL INC,Com,832110100,373,7500,SH,,Other,123,0,7500,0
SOFTWARE SPECTRUM INC COM,Com,833960107,9,500,SH,,Sole,,500,0,0
SOFTWARE SPECTRUM INC
COM,Com,833960107,2048,115800,SH,,Other,123,0,115800,0
SOUTHWEST AIRLINES CO COM,Com,844741108,58,3600,SH,,Sole,,3600,0,0
SOUTHWEST AIRLINES CO
COM,Com,844741108,898,55688,SH,,Other,123,0,55688,0
SYSCO CORP COM,Com,871829107,506,12800,SH,,Sole,,12800,0,0
TELLABS INC,Com,879664100,19,300,SH,,Sole,,300,0,0
TELLABS INC,Com,879664100,327,5100,SH,,Other,123,0,5100,0
TEXACO INC COM,Com,881694103,29,525,SH,,Sole,,525,0,0
TEXACO INC COM,Com,881694103,2433,44800,SH,,Other,123,0,44800,0
3COM CORP COM,Com,885535104,306,6500,SH,,Sole,,6500,0,0
3COM CORP COM,Com,885535104,740,15750,SH,,Other,123,0,15750,0
"TRINITY INDUSTRIES,
INC.",Com,896522109,1111,39067,SH,,Other,123,0,39067,0
USX-MARATHON GROUP COM,Com,902905827,4,150,SH,,Sole,,150,0,0
USX-MARATHON GROUP COM,Com,902905827,1160,46980,SH,,Other,123,0,46980,0
VIGNETTE CORP,Com,926734104,782,4800,SH,,Sole,,4800,0,0
WAL-MART STORES INC COM,Com,931142103,2074,30000,SH,,Other,123,0,30000,0
WEATHERFORD INTERNATIONAL,Com,947074100,15,380,SH,,Sole,,380,0,0
WEATHERFORD INTERNATIONAL,Com,947074100,335,8400,SH,,Other,123,0,8400,0
WEINGARTEN REALTY INVESTO,Com,948741103,70,1800,SH,,Sole,,1800,0,0
WEINGARTEN REALTY INVESTO,Com,948741103,273,7000,SH,,Other,123,0,7000,0